BUSINESS COMBINATIONS - Consideration Transfered Small Footprint (Details) - USD ($)	Aug. 20, 2018	Feb. 15, 2021	Feb. 15, 2020	Mar. 01, 2019	Dec. 31, 2018	Oct. 15, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash transferred					$ 4,328,000		$ 21,300,000	$ 19,525,000
Total consideration paid net of cash and cash equivalents acquired					$ 4,137,000		$ 19,149,000	$ 16,584,000
Small Footprint S.R.L.
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 3,840,000					$ 4,331,000
Working capital adjustment	488,000
Contingent consideration	3,029,000	$ 1,610	$ 2,110,000	$ 3,066,000
Total consideration paid net of cash and cash equivalents acquired	$ 7,357,000					$ 7,397,000